Distribution Date:	08/17/26	BANK 2021-BNK32
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK32

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		General Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9	Special Servicer
Bond / Collateral Reconciliation - Balances	10		Tom Klump	(703) 302-8080	tklump@ncb.coop
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	11-15
		General Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	16-18
			Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 2)	19-21		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	23	Representations Reviewer
			Attention: BANK 2021-BNK31 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	24
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	26		Bank, N.A.
Specially Serviced Loan Detail - Part 2	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	29	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	31		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06542BAY3	0.633000%	8,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06542BAZ0	1.985000%	28,200,000.00	0.08	0.00	0.00	0.00	0.00	0.00	0.08	31.41%	30.00%
A-SB	06542BBA4	2.332000%	18,727,500.00	17,489,315.89	294,502.44	33,987.57	0.00	0.00	328,490.01	17,194,813.45	31.41%	30.00%
A-3	06542BBB2	2.059000%	16,672,500.00	16,672,500.00	0.00	28,607.23	0.00	0.00	28,607.23	16,672,500.00	31.41%	30.00%
A-4	06542BBC0	2.349000%	161,500,000.00	161,500,000.00	0.00	316,136.25	0.00	0.00	316,136.25	161,500,000.00	31.41%	30.00%
A-5	06542BBH9	2.643000%	367,780,000.00	367,780,000.00	0.00	810,035.45	0.00	0.00	810,035.45	367,780,000.00	31.41%	30.00%
A-S	06542BBQ9	2.859000%	68,764,000.00	68,764,000.00	0.00	163,830.23	0.00	0.00	163,830.23	68,764,000.00	23.03%	22.00%
B	06542BBW6	2.960000%	42,977,000.00	42,977,000.00	0.00	106,009.93	0.00	0.00	106,009.93	42,977,000.00	17.80%	17.00%
C	06542BCB1	3.342533%	40,828,000.00	40,828,000.00	0.00	113,724.11	0.00	0.00	113,724.11	40,828,000.00	12.82%	12.25%
D	06542BAJ6	2.500000%	25,787,000.00	25,787,000.00	0.00	53,722.92	0.00	0.00	53,722.92	25,787,000.00	9.68%	9.25%
E	06542BAL1	2.500000%	19,339,000.00	19,339,000.00	0.00	40,289.58	0.00	0.00	40,289.58	19,339,000.00	7.33%	7.00%
F	06542BAN7	2.342533%	20,414,000.00	20,414,000.00	0.00	39,850.39	0.00	0.00	39,850.39	20,414,000.00	4.84%	4.63%
G	06542BAQ0	2.342533%	9,670,000.00	9,670,000.00	0.00	18,876.91	0.00	0.00	18,876.91	9,670,000.00	3.66%	3.50%
H*	06542BAS6	2.342533%	30,084,822.00	30,084,822.00	0.00	53,978.90	0.00	0.00	53,978.90	30,084,822.00	0.00%	0.00%
V	06542BAV9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06542BAW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2R7DC1	3.342533%	45,239,148.55	43,226,612.55	15,500.13	120,155.31	0.00	0.00	135,655.44	43,211,112.42	0.00%	0.00%
Regular SubTotal			904,782,970.55	864,532,250.52	310,002.57	1,899,204.78	0.00	0.00	2,209,207.35	864,222,247.95

X-A	06542BBN6	0.810737%	601,680,000.00	563,441,815.97	0.00	380,669.16	0.00	0.00	380,669.16	563,147,313.53
X-B	06542BBP1	0.325687%	152,569,000.00	152,569,000.00	0.00	41,408.14	0.00	0.00	41,408.14	152,569,000.00
X-D	06542BAA5	0.842533%	45,126,000.00	45,126,000.00	0.00	31,683.45	0.00	0.00	31,683.45	45,126,000.00
X-F	06542BAC1	1.000000%	20,414,000.00	20,414,000.00	0.00	17,011.67	0.00	0.00	17,011.67	20,414,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06542BAE7	1.000000%	9,670,000.00	9,670,000.00	0.00	8,058.33	0.00	0.00	8,058.33	9,670,000.00
X-H	06542BAG2	1.000000%	30,084,822.00	30,084,822.00	0.00	25,070.69	0.00	0.00	25,070.69	30,084,822.00
Notional SubTotal			859,543,822.00	821,305,637.97	0.00	503,901.44	0.00	0.00	503,901.44	821,011,135.53

Deal Distribution Total					310,002.57	2,403,106.22	0.00	0.00	2,713,108.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06542BAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06542BAZ0	0.00000284	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000284
A-SB	06542BBA4	933.88417514	15.72566760	1.81484822	0.00000000	0.00000000	0.00000000	0.00000000	17.54051582	918.15850754
A-3	06542BBB2	1,000.00000000	0.00000000	1.71583326	0.00000000	0.00000000	0.00000000	0.00000000	1.71583326	1,000.00000000
A-4	06542BBC0	1,000.00000000	0.00000000	1.95750000	0.00000000	0.00000000	0.00000000	0.00000000	1.95750000	1,000.00000000
A-5	06542BBH9	1,000.00000000	0.00000000	2.20250000	0.00000000	0.00000000	0.00000000	0.00000000	2.20250000	1,000.00000000
A-S	06542BBQ9	1,000.00000000	0.00000000	2.38250000	0.00000000	0.00000000	0.00000000	0.00000000	2.38250000	1,000.00000000
B	06542BBW6	1,000.00000000	0.00000000	2.46666659	0.00000000	0.00000000	0.00000000	0.00000000	2.46666659	1,000.00000000
C	06542BCB1	1,000.00000000	0.00000000	2.78544406	0.00000000	0.00000000	0.00000000	0.00000000	2.78544406	1,000.00000000
D	06542BAJ6	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	06542BAL1	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	06542BAN7	1,000.00000000	0.00000000	1.95211081	0.00000000	0.00000000	0.00000000	0.00000000	1.95211081	1,000.00000000
G	06542BAQ0	1,000.00000000	0.00000000	1.95211065	0.00000000	0.00000000	0.00000000	0.00000000	1.95211065	1,000.00000000
H	06542BAS6	1,000.00000000	0.00000000	1.79422368	0.15788692	3.35340292	0.00000000	0.00000000	1.79422368	1,000.00000000
V	06542BAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06542BAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2R7DC1	955.51339792	0.34262648	2.65600291	0.00552619	0.11854710	0.00000000	0.00000000	2.99862938	955.17077144

Notional Certificates
X-A	06542BBN6	936.44763989	0.00000000	0.63267710	0.00000000	0.00000000	0.00000000	0.00000000	0.63267710	935.95817300
X-B	06542BBP1	1,000.00000000	0.00000000	0.27140599	0.00000000	0.00000000	0.00000000	0.00000000	0.27140599	1,000.00000000
X-D	06542BAA5	1,000.00000000	0.00000000	0.70211076	0.00000000	0.00000000	0.00000000	0.00000000	0.70211076	1,000.00000000
X-F	06542BAC1	1,000.00000000	0.00000000	0.83333350	0.00000000	0.00000000	0.00000000	0.00000000	0.83333350	1,000.00000000
X-G	06542BAE7	1,000.00000000	0.00000000	0.83333299	0.00000000	0.00000000	0.00000000	0.00000000	0.83333299	1,000.00000000
X-H	06542BAG2	1,000.00000000	0.00000000	0.83333350	0.00000000	0.00000000	0.00000000	0.00000000	0.83333350	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	33,987.57	0.00	33,987.57	0.00	0.00	0.00	33,987.57	0.00
A-3	07/01/26 - 07/30/26	30	0.00	28,607.23	0.00	28,607.23	0.00	0.00	0.00	28,607.23	0.00
A-4	07/01/26 - 07/30/26	30	0.00	316,136.25	0.00	316,136.25	0.00	0.00	0.00	316,136.25	0.00
A-5	07/01/26 - 07/30/26	30	0.00	810,035.45	0.00	810,035.45	0.00	0.00	0.00	810,035.45	0.00
X-A	07/01/26 - 07/30/26	30	0.00	380,669.16	0.00	380,669.16	0.00	0.00	0.00	380,669.16	0.00
X-B	07/01/26 - 07/30/26	30	0.00	41,408.14	0.00	41,408.14	0.00	0.00	0.00	41,408.14	0.00
A-S	07/01/26 - 07/30/26	30	0.00	163,830.23	0.00	163,830.23	0.00	0.00	0.00	163,830.23	0.00
B	07/01/26 - 07/30/26	30	0.00	106,009.93	0.00	106,009.93	0.00	0.00	0.00	106,009.93	0.00
C	07/01/26 - 07/30/26	30	0.00	113,724.11	0.00	113,724.11	0.00	0.00	0.00	113,724.11	0.00
X-D	07/01/26 - 07/30/26	30	0.00	31,683.45	0.00	31,683.45	0.00	0.00	0.00	31,683.45	0.00
X-F	07/01/26 - 07/30/26	30	0.00	17,011.67	0.00	17,011.67	0.00	0.00	0.00	17,011.67	0.00
X-G	07/01/26 - 07/30/26	30	0.00	8,058.33	0.00	8,058.33	0.00	0.00	0.00	8,058.33	0.00
X-H	07/01/26 - 07/30/26	30	0.00	25,070.69	0.00	25,070.69	0.00	0.00	0.00	25,070.69	0.00
D	07/01/26 - 07/30/26	30	0.00	53,722.92	0.00	53,722.92	0.00	0.00	0.00	53,722.92	0.00
E	07/01/26 - 07/30/26	30	0.00	40,289.58	0.00	40,289.58	0.00	0.00	0.00	40,289.58	0.00
F	07/01/26 - 07/30/26	30	0.00	39,850.39	0.00	39,850.39	0.00	0.00	0.00	39,850.39	0.00
G	07/01/26 - 07/30/26	30	0.00	18,876.91	0.00	18,876.91	0.00	0.00	0.00	18,876.91	0.00
H	07/01/26 - 07/30/26	30	95,949.23	58,728.90	0.00	58,728.90	4,750.00	0.00	0.00	53,978.90	100,886.53
RR Interest	07/01/26 - 07/30/26	30	5,098.77	120,405.31	0.00	120,405.31	250.00	0.00	0.00	120,155.31	5,362.97
Totals			101,048.00	2,408,106.22	0.00	2,408,106.22	5,000.00	0.00	0.00	2,403,106.22	106,249.50

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	06542BBC0	2.349000%	161,500,000.00	161,500,000.00	0.00	316,136.25	0.00	0.00	316,136.25	161,500,000.00
A-4-1	06542BBD8	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06542BBE6	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06542BBF3	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06542BBG1	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	06542BBH9	2.643000%	367,780,000.00	367,780,000.00	0.00	810,035.45	0.00	0.00	810,035.45	367,780,000.00
A-5-1	06542BBJ5	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06542BBK2	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06542BBL0	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06542BBM8	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06542BBQ9	2.859000%	68,764,000.00	68,764,000.00	0.00	163,830.23	0.00	0.00	163,830.23	68,764,000.00
A-S-1	06542BBR7	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06542BBT3	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06542BBU0	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06542BBV8	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06542BBW6	2.960000%	42,977,000.00	42,977,000.00	0.00	106,009.93	0.00	0.00	106,009.93	42,977,000.00
B-1	06542BBX4	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06542BBY2	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06542BBZ9	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06542BCA3	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06542BCB1	3.342533%	40,828,000.00	40,828,000.00	0.00	113,724.11	0.00	0.00	113,724.11	40,828,000.00
C-1	06542BCC9	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06542BCD7	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06542BCE5	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06542BCF2	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			3,409,245,000.00	681,849,000.00	0.00	1,509,735.97	0.00	0.00	1,509,735.97	681,849,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4 (EC)	06542BBC0	1,000.00000000	0.00000000	1.95750000	0.00000000	0.00000000	0.00000000	0.00000000	1.95750000	1,000.00000000
A-4-1	06542BBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06542BBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5 (EC)	06542BBH9	1,000.00000000	0.00000000	2.20250000	0.00000000	0.00000000	0.00000000	0.00000000	2.20250000	1,000.00000000
A-5-1	06542BBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06542BBK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (EC)	06542BBQ9	1,000.00000000	0.00000000	2.38250000	0.00000000	0.00000000	0.00000000	0.00000000	2.38250000	1,000.00000000
A-S-1	06542BBR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06542BBT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (EC)	06542BBW6	1,000.00000000	0.00000000	2.46666659	0.00000000	0.00000000	0.00000000	0.00000000	2.46666659	1,000.00000000
B-1	06542BBX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06542BBY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (EC)	06542BCB1	1,000.00000000	0.00000000	2.78544406	0.00000000	0.00000000	0.00000000	0.00000000	2.78544406	1,000.00000000
C-1	06542BCC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06542BCD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06542BBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06542BBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06542BBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06542BBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06542BBU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06542BBV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06542BBZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06542BCA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06542BCE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06542BCF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	2,713,108.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,423,850.49	Master Servicing Fee	7,733.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,045.34
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	372.23
ARD Interest	0.00	Operating Advisor Fee	1,094.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,423,850.49	Total Fees	15,744.28

Principal		Expenses/Reimbursements
Scheduled Principal	310,002.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	310,002.57	Total Expenses/Reimbursements	5,000.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,403,106.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	310,002.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,713,108.79
Total Funds Collected	2,733,853.06	Total Funds Distributed	2,733,853.07

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	864,532,250.89	864,532,250.89	Beginning Certificate Balance	864,532,250.52
(-) Scheduled Principal Collections	310,002.57	310,002.57	(-) Principal Distributions	310,002.57
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	864,222,248.32	864,222,248.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	864,532,250.89	864,532,250.89	Ending Certificate Balance	864,222,247.95
Ending Actual Collateral Balance	864,222,248.32	864,222,248.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	40	161,477,755.24	18.68%	54	3.6241	2.263865	1.60 or less	13	51,436,948.55	5.95%	54	3.0619	0.924329
10,000,001 to 20,000,000	18	264,130,118.14	30.56%	51	3.6093	2.634993	1.61 to 1.80	9	48,984,749.00	5.67%	55	3.7134	1.694751
20,000,001 to 30,000,000	4	99,474,374.94	11.51%	55	3.4539	2.654872	1.81 to 2.00	2	28,658,836.15	3.32%	56	3.9113	1.880936
30,000,001 to 40,000,000	4	149,140,000.00	17.26%	50	2.8626	5.186793	2.01 to 2.20	8	97,861,446.23	11.32%	47	3.9662	2.121625
40,000,001 to 60,000,000	2	100,000,000.00	11.57%	55	2.7945	4.073285	2.21 to 2.40	3	38,965,310.42	4.51%	55	3.7470	2.301235
60,000,001 or Greater	1	90,000,000.00	10.41%	54	2.5020	4.586400	2.41 or greater	34	598,314,957.97	69.23%	53	3.0553	4.074006
Totals	69	864,222,248.32	100.00%	53	3.2557	3.377950	Totals	69	864,222,248.32	100.00%	53	3.2557	3.377950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	17,880,017.27	2.07%	54	3.6658	2.066766	Virginia	1	5,358,333.33	0.62%	55	3.3255	4.190600
Arizona	2	14,177,813.23	1.64%	32	2.9982	3.213274	Washington, DC	1	13,564,103.16	1.57%	54	3.8500	1.701400
California	17	216,988,756.59	25.11%	54	2.9972	3.972996	Wyoming	1	4,582,500.00	0.53%	54	3.1800	5.826100
Colorado	2	11,700,000.00	1.35%	40	3.7537	2.403043	Totals	102	864,222,248.32	100.00%	53	3.2557	3.377950
Connecticut	2	16,400,000.00	1.90%	55	3.7129	3.227280
									Property Type³
Florida	5	132,389,808.92	15.32%	47	4.0225	3.746452
Georgia	1	6,245,092.00	0.72%	55	3.2530	2.875100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	3,700,000.00	0.43%	54	3.6500	1.931100		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	25,798,666.00	2.99%	55	3.3592	3.875883	Industrial	4	52,202,857.15	6.04%	48	3.5424	3.512050
Indiana	3	5,361,792.00	0.62%	55	3.2530	2.875100	Mixed Use	1	11,886,974.28	1.38%	54	3.4990	2.141800
Iowa	1	3,223,273.00	0.37%	55	3.2530	2.875100	Mobile Home Park	4	13,269,424.28	1.54%	55	4.6121	2.429130
Louisiana	2	6,601,967.98	0.76%	56	3.6459	2.494673	Multi-Family	29	130,309,248.47	15.08%	55	3.3467	1.825853
Maryland	1	2,696,392.00	0.31%	55	3.2530	2.875100	Office	7	230,119,262.15	26.63%	54	2.6086	4.816931
Minnesota	4	18,700,000.00	2.16%	54	3.4900	4.343300	Other	5	73,611,006.31	8.52%	55	2.6932	3.578930
Missouri	1	2,463,944.00	0.29%	55	3.2530	2.875100	Retail	23	187,139,226.88	21.65%	48	3.8308	3.497291
Nebraska	1	12,752,857.15	1.48%	56	4.6400	3.279500	Self Storage	29	165,684,248.80	19.17%	55	3.4669	3.715160
Nevada	2	7,958,494.60	0.92%	54	3.6109	2.720363	Totals	102	864,222,248.32	100.00%	53	3.2557	3.377950
New Mexico	1	6,084,571.97	0.70%	56	3.8000	2.345500
New York	26	228,029,701.05	26.39%	54	2.5944	3.879876
North Carolina	1	2,460,845.00	0.28%	55	3.2530	2.875100
North Dakota	1	3,440,224.00	0.40%	55	3.2530	2.875100
Ohio	2	5,465,117.20	0.63%	56	3.6759	2.465636
Oklahoma	1	4,700,000.00	0.54%	54	3.8200	2.442600
South Carolina	1	3,291,666.67	0.38%	55	3.3255	4.190600
Texas	13	82,206,311.20	9.51%	55	3.7461	2.999007

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.249% or less	18	324,116,294.30	37.50%	53	2.5150	4.266752	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.490%	19	223,466,889.66	25.86%	54	3.3386	3.052014	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.990%	19	183,577,400.62	21.24%	55	3.7642	2.513921	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% or greater	13	133,061,663.74	15.40%	46	4.2193	2.952405	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	864,222,248.32	100.00%	53	3.2557	3.377950	49 months or greater	69	864,222,248.32	100.00%	53	3.2557	3.377950
								Totals	69	864,222,248.32	100.00%	53	3.2557	3.377950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	68	863,619,057.65	99.93%	53	3.2556	3.380742	Interest Only	43	680,549,900.00	78.75%	52	3.1385	3.762175
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	119 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	863,619,057.65	99.93%	53	3.2556	3.380742	121 months to 359 months	22	173,212,156.76	20.04%	55	3.7152	2.034216
								360 months or greater	3	9,857,000.89	1.14%	54	3.2705	0.707576
								Totals	68	863,619,057.65	99.93%	53	3.2556	3.380742
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		6	126,000,000.00	14.58%	50	3.3043	3.389762	120 months or Less	1	603,190.67	0.07%	55	3.3800	(0.620000)
	12 months or less	50	689,590,235.08	79.79%	53	3.2424	3.534756	121 Months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	12	45,782,013.24	5.30%	55	3.2330	1.017905	Totals	1	603,190.67	0.07%	55	3.3800	(0.620000)
	25 months or greater	1	2,850,000.00	0.33%	55	4.6900	2.826100
	Totals	69	864,222,248.32	100.00%	53	3.2557	3.377950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310956865	OF	Sunnyvale	CA	Actual/360	2.502%	193,905.00	0.00	0.00	N/A	02/11/31	--	90,000,000.00	90,000,000.00	08/11/26
2	300802137	RT	Miami	FL	Actual/360	4.133%	142,341.67	0.00	0.00	N/A	03/01/30	--	40,000,000.00	40,000,000.00	08/01/26
2A	300802141				Actual/360	4.133%	71,170.83	0.00	0.00	N/A	03/01/30	--	20,000,000.00	20,000,000.00	08/01/26
2B	300802143				Actual/360	4.133%	53,378.12	0.00	0.00	N/A	03/01/30	--	15,000,000.00	15,000,000.00	08/01/26
2C	300802144				Actual/360	4.133%	53,378.12	0.00	0.00	N/A	03/01/30	--	15,000,000.00	15,000,000.00	08/01/26
3	300802173	SS	Various	Various	Actual/360	3.325%	128,863.12	0.00	0.00	N/A	03/01/31	--	45,000,000.00	45,000,000.00	08/01/26
3A	300802174				Actual/360	3.325%	71,590.62	0.00	0.00	N/A	03/01/31	--	25,000,000.00	25,000,000.00	08/01/26
3B	300802175				Actual/360	3.325%	57,272.50	0.00	0.00	N/A	03/01/31	--	20,000,000.00	20,000,000.00	08/01/26
4	453012425	OF	New York	NY	Actual/360	1.938%	66,736.80	0.00	0.00	N/A	12/05/30	--	40,000,000.00	40,000,000.00	08/05/26
4A	453012426				Actual/360	1.938%	51,721.02	0.00	0.00	N/A	12/05/30	--	31,000,000.00	31,000,000.00	08/05/26
5	2063738	98	New York	NY	Actual/360	2.360%	111,772.22	0.00	0.00	N/A	03/01/31	--	55,000,000.00	55,000,000.00	08/01/26
6	300802166	Various Various		Various	Actual/360	3.253%	106,837.56	0.00	0.00	N/A	03/01/31	--	38,140,000.00	38,140,000.00	08/01/26
8	300802172	OF	Torrance	CA	Actual/360	2.865%	69,423.72	0.00	0.00	N/A	03/01/31	--	28,140,000.00	28,140,000.00	08/01/26
9	2063285	OF	Fort Lauderdale	FL	Actual/360	3.950%	85,010.69	34,098.16	0.00	N/A	04/01/31	--	24,992,934.31	24,958,836.15	08/01/26
10	300802170	MF	Various	Various	Actual/360	3.800%	70,044.13	30,136.70	0.00	N/A	04/01/31	--	21,405,675.49	21,375,538.79	08/01/26
11	2063506	RT	Brooklyn	NY	Actual/360	3.265%	56,230.56	0.00	0.00	N/A	01/01/31	--	20,000,000.00	20,000,000.00	08/01/26
12	310955662	SS	Various	MN	Actual/360	3.490%	56,198.69	0.00	0.00	N/A	02/11/31	--	18,700,000.00	18,700,000.00	08/11/26
13	2063680	RT	Heath	TX	Actual/360	3.995%	57,794.33	0.00	0.00	N/A	03/01/31	--	16,800,000.00	16,800,000.00	08/01/26
14	310956800	IN	McClellan	CA	Actual/360	3.309%	47,300.32	0.00	0.00	N/A	12/11/30	--	16,600,000.00	16,600,000.00	08/11/26
15	2061821	MF	New York	NY	Actual/360	2.725%	33,332.22	27,705.51	0.00	N/A	02/01/31	--	14,204,912.50	14,177,206.99	08/01/26
16	410955852	SS	Washington	DC	Actual/360	3.850%	45,044.80	22,932.39	0.00	N/A	02/11/31	--	13,587,035.55	13,564,103.16	08/11/26
17	1956411	IN	Omaha	NE	Actual/360	4.640%	51,038.92	21,066.35	0.00	N/A	04/01/31	--	12,773,923.50	12,752,857.15	08/01/26
18	2063456	IN	Phoenix	AZ	Actual/360	2.780%	30,761.47	0.00	0.00	N/A	02/01/29	--	12,850,000.00	12,850,000.00	08/01/26
19	410956938	MF	Wetumpka	AL	Actual/360	3.484%	33,639.05	22,828.11	0.00	N/A	02/11/31	--	11,212,599.74	11,189,771.63	08/11/26
20	2063465	MF	Tampa	FL	Actual/360	3.525%	37,942.71	0.00	0.00	N/A	02/01/31	--	12,500,000.00	12,500,000.00	08/01/26
21	310956840	MU	Santa Barbara	CA	Actual/360	3.499%	35,870.04	18,008.62	0.00	N/A	02/11/31	--	11,904,982.90	11,886,974.28	08/11/26
22	2063479	OF	Lake Jackson	TX	Actual/360	3.785%	38,133.88	0.00	0.00	N/A	03/01/31	--	11,700,000.00	11,700,000.00	08/01/26
23	2063531	RT	Various	TX	Actual/360	3.630%	33,596.73	18,881.54	0.00	N/A	02/01/31	--	10,748,086.47	10,729,204.93	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	470123690	MF	Hauppauge	NY	Actual/360	3.180%	29,245.40	0.00	0.00	N/A	03/01/31	--	10,680,000.00	10,680,000.00	08/01/26
25	2063095	IN	Orange	CT	Actual/360	3.510%	30,225.00	0.00	0.00	N/A	03/01/31	--	10,000,000.00	10,000,000.00	08/01/26
26	410956998	RT	Various	Various	Actual/360	3.612%	30,221.11	14,286.41	0.00	N/A	03/11/31	--	9,716,358.36	9,702,071.95	08/11/26
27	470123720	MF	Little Neck	NY	Actual/360	3.090%	21,195.67	17,186.94	0.00	N/A	03/01/31	--	7,965,800.21	7,948,613.27	08/01/26
28	470123430	MF	Flushing	NY	Actual/360	3.220%	19,335.96	8,472.45	0.00	N/A	02/01/31	--	6,973,498.81	6,965,026.36	08/01/26
29	300802168	SS	Lompoc	CA	Actual/360	3.852%	24,048.25	0.00	0.00	N/A	03/01/31	--	7,250,000.00	7,250,000.00	08/01/26
30	410956647	SS	Loveland	CO	Actual/360	3.532%	21,290.11	0.00	0.00	N/A	03/11/31	--	7,000,000.00	7,000,000.00	08/11/26
31	2063389	SS	Foley	AL	Actual/360	3.970%	22,906.87	10,391.25	0.00	N/A	02/01/31	--	6,700,636.89	6,690,245.64	08/01/26
32	2063117	98	Cromwell	CT	Actual/360	4.030%	22,209.78	0.00	0.00	N/A	03/01/31	--	6,400,000.00	6,400,000.00	08/01/26
33	2063595	RT	Various	Various	Actual/360	3.685%	15,897.70	0.00	0.00	N/A	02/01/31	--	5,010,000.00	5,010,000.00	04/01/26
34	2063322	MF	Carmichael	CA	Actual/360	3.535%	15,220.14	0.00	0.00	N/A	03/01/31	--	5,000,000.00	5,000,000.00	08/01/26
35	2061967	SS	Yuba City	CA	Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/01/31	--	5,000,000.00	5,000,000.00	08/01/26
36	2062333	MH	Forney	TX	Actual/360	4.555%	18,889.06	6,608.87	0.00	N/A	03/01/31	--	4,815,737.15	4,809,128.28	08/01/26
37	300802171	SS	Castro Valley	CA	Actual/360	3.890%	15,986.21	0.00	0.00	N/A	03/01/31	--	4,772,400.00	4,772,400.00	08/01/26
38	2063127	RT	Bartlesville	OK	Actual/360	3.820%	15,460.39	0.00	0.00	N/A	02/01/31	--	4,700,000.00	4,700,000.00	08/01/26
39	610956924	RT	Aurora	CO	Actual/360	4.084%	16,528.86	0.00	0.00	N/A	02/11/28	--	4,700,000.00	4,700,000.00	08/11/26
40	300802164	SS	Sheridan	WY	Actual/360	3.180%	12,548.41	0.00	0.00	N/A	02/01/31	--	4,582,500.00	4,582,500.00	08/01/26
41	2062325	MH	Victoria	TX	Actual/360	4.470%	16,508.48	6,363.69	0.00	N/A	04/01/31	--	4,288,846.46	4,282,482.77	08/01/26
42	1957355	MF	New York	NY	Actual/360	3.330%	12,903.75	0.00	0.00	N/A	03/01/31	--	4,500,000.00	4,500,000.00	08/01/26
43	300802160	SS	Henderson	NV	Actual/360	3.610%	13,755.60	0.00	0.00	N/A	02/01/31	--	4,425,000.00	4,425,000.00	08/01/26
44	300802157	98	La Mirada	CA	Actual/360	4.008%	13,445.60	6,386.28	0.00	N/A	02/01/31	--	3,895,768.59	3,889,382.31	08/01/26
45	470123160	MF	New York	NY	Actual/360	3.190%	10,987.78	0.00	0.00	N/A	03/01/31	--	4,000,000.00	4,000,000.00	08/01/26
46	470121460	MF	New Rochelle	NY	Actual/360	3.240%	11,160.00	0.00	0.00	N/A	02/01/31	--	4,000,000.00	4,000,000.00	08/01/26
47	2063323	MF	Rancho Cordova	CA	Actual/360	3.535%	11,262.90	0.00	0.00	N/A	03/01/31	--	3,700,000.00	3,700,000.00	08/01/26
48	300802161	SS	Coeur d'Alene	ID	Actual/360	3.650%	11,629.31	0.00	0.00	N/A	02/01/31	--	3,700,000.00	3,700,000.00	08/01/26
49	470123230	MF	Larchmont	NY	Actual/360	3.200%	8,290.24	6,413.63	0.00	N/A	02/01/31	--	3,008,554.66	3,002,141.03	08/01/26
50	470123850	MF	New York	NY	Actual/360	2.990%	6,609.56	5,601.32	0.00	N/A	04/01/31	--	2,567,097.26	2,561,495.94	08/01/26
51	300802167	MH	El Cajon	CA	Actual/360	4.690%	11,510.04	0.00	0.00	N/A	03/01/31	--	2,850,000.00	2,850,000.00	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
52	470123990	MF	Bronx	NY	Actual/360	3.120%	5,948.45	4,754.14	0.00	N/A	03/01/31	--	2,214,064.85	2,209,310.71	08/01/26
53	470122010	MF	Brooklyn	NY	Actual/360	3.270%	5,863.63	4,389.53	0.00	N/A	02/01/31	--	2,082,378.58	2,077,989.05	08/01/26
54	2063372	MF	Brooklyn	NY	Actual/360	4.170%	7,361.21	0.00	0.00	N/A	04/01/31	--	2,050,000.00	2,050,000.00	08/01/26
55	470123520	MF	New York	NY	Actual/360	3.220%	5,545.56	0.00	0.00	N/A	03/01/31	--	2,000,000.00	2,000,000.00	08/01/26
56	470121710	MF	New York	NY	Actual/360	3.360%	4,634.45	3,308.34	0.00	N/A	03/01/31	--	1,601,767.81	1,598,459.47	08/01/26
57	470119400	MF	New York	NY	Actual/360	3.360%	5,208.00	0.00	0.00	N/A	02/01/31	--	1,800,000.00	1,800,000.00	08/01/26
58	470123830	MF	Brooklyn	NY	Actual/360	3.450%	4,443.86	1,706.51	0.00	N/A	03/01/31	--	1,495,828.92	1,494,122.41	08/01/26
59	470123330	MF	New York	NY	Actual/360	3.350%	3,840.45	2,770.25	0.00	N/A	02/01/31	--	1,331,305.37	1,328,535.12	08/01/26
60	470123670	MF	Woodside	NY	Actual/360	3.330%	4,013.06	1,645.86	0.00	N/A	03/01/31	--	1,399,497.98	1,397,852.12	08/01/26
61	300802169	MH	Black Canyon City	AZ	Actual/360	5.110%	5,849.89	1,624.12	0.00	N/A	03/01/31	--	1,329,437.35	1,327,813.23	08/01/26
62	470122980	MF	Woodbury	NY	Actual/360	3.290%	3,264.86	2,421.40	0.00	N/A	02/01/31	--	1,152,416.31	1,149,994.91	08/01/26
63	470124300	MF	Bronx	NY	Actual/360	3.380%	1,784.77	10,014.20	0.00	N/A	03/01/31	--	613,204.87	603,190.67	08/01/26
64	470124450	MF	New York	NY	Actual/360	3.350%	2,884.72	0.00	0.00	N/A	03/01/31	--	1,000,000.00	1,000,000.00	08/01/26
Totals							2,423,850.49	310,002.57	0.00				864,532,250.89	864,222,248.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,356,515.84	3,945,586.29	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	82,831,273.06	23,223,253.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,305,553.67	7,698,028.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	34,065,858.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,220,000.00	2,610,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,592,850.40	910,617.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,318,254.95	851,186.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,638,546.04	558,026.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,512,857.10	524,448.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,718,803.93	1,003,389.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,906,606.29	1,457,668.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,396,971.92	736,548.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	46,692,025.03	11,604,645.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,174,251.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,426,872.00	348,772.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,220,668.19	793,091.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,267,480.86	645,762.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,441,447.08	782,943.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,424,619.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,449,359.57	651,738.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,302,893.00	343,823.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,347,558.68	555,328.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	567,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,381,595.75	353,589.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	747,450.99	189,977.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	501,126.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	174,007.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	940,304.37	239,002.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	663,945.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	656,507.21	177,625.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	615,987.00	153,996.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	476,578.20	119,144.55	01/01/25	03/31/25	02/11/26	0.00	0.00	15,829.71	62,480.28	0.00	0.00
34	557,792.82	293,806.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	173,986.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	736,379.84	410,049.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	458,068.70	99,060.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	445,415.85	222,707.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	406,437.99	101,609.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	826,851.24	216,919.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	400,666.00	246,960.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	234,819.91	61,268.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	626,141.11	263,955.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	413,078.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	133,889.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	228,815.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	447,118.17	261,628.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	273,955.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	256,172.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	118,233.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	193,301.82	01/01/24	06/30/24	--	0.00	0.00	11,497.77	11,497.77	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	52,030.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	(442,401.94)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	145,547.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	116,744.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	265,078.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	149,945.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	84,620.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	143,050.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	80,250.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	244,854.65	64,286.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	247,230.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	(89,112.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	38,931.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	246,936,925.23	63,087,738.70				0.00	0.00	27,327.48	73,978.05	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.255721%	3.233127%	53
07/17/26	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.255858%	3.233260%	54
06/17/26	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.256005%	3.233404%	55
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.256141%	3.233536%	56
04/17/26	0	0.00	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.256286%	3.233678%	57
03/17/26	0	0.00	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	29,700,000.00	3.256375%	3.233763%	58
02/18/26	0	0.00	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.281796%	3.251158%	57
01/16/26	0	0.00	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.281864%	3.251225%	58
12/17/25	0	0.00	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.281933%	3.259577%	59
11/18/25	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.282007%	3.259647%	60
10/20/25	1	5,010,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.282074%	3.259710%	61
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.282148%	3.259779%	62
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
33	2063595	04/01/26	3	3	15,829.71	62,480.28	6,507.64	5,010,000.00	06/11/25	98
51	300802167	07/01/26	0	B	11,497.77	11,497.77	0.00	2,850,000.00
Totals					27,327.48	73,978.05	6,507.64	7,860,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		4,700,000	4,700,000	0		0
25 - 36 Months		12,850,000	12,850,000	0		0
37 - 48 Months		90,000,000	90,000,000	0		0
49 - 60 Months		756,672,248	751,662,248	5,010,000		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	864,222,248	859,212,248	0	0	5,010,000	0
Jul-26	864,532,251	859,522,251	0	5,010,000	0	0
Jun-26	864,860,117	859,850,117	5,010,000	0	0	0
May-26	865,168,126	865,168,126	0	0	0	0
Apr-26	865,494,068	860,484,068	0	0	5,010,000	0
Mar-26	865,736,746	860,726,746	0	0	5,010,000	0
Feb-26	895,703,503	890,693,503	0	0	5,010,000	0
Jan-26	895,912,885	890,902,885	0	0	5,010,000	0
Dec-25	896,121,624	891,111,624	0	5,010,000	0	0
Nov-25	896,341,584	891,331,584	5,010,000	0	0	0
Oct-25	896,549,005	891,539,005	5,010,000	0	0	0
Sep-25	896,767,694	896,767,694	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
33	2063595	5,010,000.00	5,010,000.00	6,650,000.00	01/12/26	114,980.05	2.49110	03/31/25	02/01/31	I/O
Totals		5,010,000.00	5,010,000.00	6,650,000.00		114,980.05

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	2063595	RT	Various	06/11/25	98

Special Servicer seeking approval for waiver of Walgreens Downgrade Trigger Event in exchange for reserve deposit. Waiver agreement drafted and is currently under negotiation between the Lender and the Borrower. Closing expected in 3Q26.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	324570007 03/17/26	29,700,000.00	155,900,000.00	30,044,468.25	344,468.25	30,044,468.25	29,700,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,700,000.00	155,900,000.00	30,044,468.25	344,468.25	30,044,468.25	29,700,000.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	324570007	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
33	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,000.00

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the BANK 2021-BNK32 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

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